Equity and Comprehensive Income (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 27, 2013	Dec. 28, 2012
Components of Accumulated Other Comprehensive Income (Loss)
Balance as of September 27, 2013	$ (987)
Total other comprehensive (loss) income, net of tax	(34)	16
Balance as of December 27, 2013	(1,021)
Currency Translation Adjustments
Components of Accumulated Other Comprehensive Income (Loss)
Balance as of September 27, 2013	(521)
Other comprehensive loss before reclassifications, net of tax	(37)
Amounts reclassified from accumulated other comprehensive income, net of tax	0
Total other comprehensive (loss) income, net of tax	(37)
Balance as of December 27, 2013	(558)
Retirement Plans
Components of Accumulated Other Comprehensive Income (Loss)
Balance as of September 27, 2013	(466)
Other comprehensive loss before reclassifications, net of tax	0
Amounts reclassified from accumulated other comprehensive income, net of tax	3
Total other comprehensive (loss) income, net of tax	3
Balance as of December 27, 2013	(463)
Accumulated Other Comprehensive Loss
Components of Accumulated Other Comprehensive Income (Loss)
Balance as of September 27, 2013	(987)
Other comprehensive loss before reclassifications, net of tax	(37)
Amounts reclassified from accumulated other comprehensive income, net of tax	3
Total other comprehensive (loss) income, net of tax	(34)	16
Balance as of December 27, 2013	$ (1,021)